Property and equipment (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Capitalized borrowing costs	R$ 11	R$ 15
Borrowing costs eligible for capitalization rate	153.04%	150.67%
Effective interest rate	6.70%	396.00%
Cost of goods and services sold	R$ 264	R$ 232